UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
1536 Holmes Street
Livermore, CA  94550

 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
1536 Holmes Street
Livermore, CA  94550

 (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2009 through June 30, 2010

Item 1. Proxy Voting Record

PROXY SUMMARY 7/01/2009 - 06/30/2010
ORRELL CAPITAL MANAGEMENT

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

AngloGold Ashanti Ltd. ADR	AU	035128206	7/3/2009
Specific authority and approval to the directors to issue Ordinary shares for the purpose of the conversion Rights attaching to the US $732,500,000 3.50 percent convertible bonds issued by AngloGold Ashanti Finance PLC, a wholly owned subsidiary of the Company and irrevocably guaranteed by the Company.
					Company	Yes	For	For

Evolving Gold Corp.	EVG CN	30050D958	9/24/2009	1. Elect directors; 2. Appoint BDO Dunwoody LLP as auditors and authorizing the Directors to fix remuneration; 3. Approve share Option Plan dated 3/14/2007.	Company	Yes	For	For

Keegan Resources, Inc.	KGN	487275109	10/1/2009
1.  Set number of directors at seven; 2.  Elect directors; 3.  Appoint BDO Dunwoody LLP as auditors, authorize directors to fix remuneration; 4.  Approve continuation of the shareholders’ Rights Plan Agreement dated 9/01/2006 between the Company and Computershare Investor Services until 9/01/2012.
					Company	Yes	For	For

International Tower Hill Mines Ltd.	ITH CN	46051L104	10/15/2009
1.  Fix number of directors at 6; 2.  Elect directors; 3.  Appoint Mackay LLP as auditors, authorize directors to fix remuneration; 4.  Re-approve Company's 2006 incentive stock option plan; 5.  Pass ordinary resolution to ratify and approve adoption of Company's shareholder rights plan.
					Company	Yes	For	For

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

Argentex Mining Corp.	AGXM	04012E107	10/22/2009
1.  Elect directors; 2.  Re-appoint Morgan & Co. as auditors; 3.  Ratify consulting agreement between the Company and Frontera Geological Services Ltd.; 4.  Ratify Consulting agreement between the Company and B.C. Ltd.
					Company	Yes	For	For

Altius Minerals Corp.	ALS CN	020936100	10/28/2009	1. Fix number of directors at 7; 2. Elect directors; 3. Appoint Deloitte & Touche LLP as auditors; 4. Confirm shareholders rights plan.	Company	Yes	For	For

Gold Fields Ltd. ADR	GFI	38059T106	11/4/2009
1.  Adoption of financial statements; 2.  Elect directors; 3.  Placement of ordinary shares under control of directors; 4.  Placement of non-convertible redeemable shares under control of directors; 5.  Issuing equity  securities for cash; 6.  Amendments to the Gold Fields Ltd. 2005 share plan; 7.  Award of rights to non-executive directors; 8.  Increase non-executive fees; 9.  Acquisition of  Company's own shares.
					Company	Yes	For	For

Royal Gold, Inc.	RGLD	780287108	11/18/2009	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP as auditors.	Company	Yes	For	For

Harmony Gold Mining Co., Ltd. ADR	HMY	413216300	11/23/2009
1.  Adoption of financials for the fiscal year 2009; 2.  Re-appointment of PricewaterhouseCoopers as auditors; 3.  Elect directors; 4.  Placement of 10% of authorized but unissued ordinary shares of the Company under the directors' control; 5.  General authority for directors to allot and issue Equity Securities for cash up to 5%; 6.  Increase in non-executive directors' fees.
					Company	Yes	For	For

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

Randgold Resources Ltd. ADR	GOLD	752344309	12/18/2009	Special Meeting. 1. That the proposed acquisition by Kibali (Jersey) Limited shares in Kibali Goldmines S.P.R.L. be and is hereby approved.	Company	Yes	For	For

Grayd Resource Corp.	GYD CN	388902108	2/2/2010
1.  Set the number of directors at four; 2.  Elect directors; 3.  Appoint Smythe Ratcliff LLP as auditors, have directors set remuneration;  4.  Approve Company's amended stock option plan; 5.  Grant the proxy holder authority to vote at his/her discretion on any other business, or amendment or variation to the previous resolutions.
					Company	Yes	For	For

Rainy River Resources Ltd.	RR CN	75101R100	3/16/2010	1. Elect directors; 2. Appoint Davidson & Co. LLP as auditors; 3. To consider and if deemed fit, approve the continuance of the Company's stock option plan.	Company	Yes	For	For

Agnico-Eagle Mines Ltd.	AEM	008474108	3/30/2010
1.  Elect directors; 2.  Appoint Ernst & Young as auditors, directors to set remuneration;  3.  Resolution approving amendment to stock option plan; 4.  Special resolution approving an amendment to Agnico Eagle's Articles of Amalgamation and authorizing Board of  Directors to set the number of directors.
					Company	Yes	For	For

Newmont Mining Corp.	NEM	651639106	4/23/2010
1.  Elect directors; 2.  Appoint PricewaterhouseCoopers as auditors; 3.  Stockholder proposal regarding special meetings; 4.  Stockholder proposal to approve majority voting for the election of directors in a non-contested election.
					Company 1 & 2 Shareholder 3 & 4	Yes	For 1 & 2 Against 3 & 4	For 1 & 2 Against 3 & 4

Barrick Gold Corp.	ABX	067901108	4/28/2010	1. Elect directors; 2. Appoint PricewaterhouseCoopers as auditors; 3. Advisory resolution on executive compensation.	Company	Yes	For	For

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

Nevsun Resources Ltd.	NSU	64156L101	5/3/2010	1. Elect directors; 2. Appoint KPMG as auditors; 3. Approve amendment to the Company's stock option plan.	Company	Yes	For	For

Randgold Resources Ltd. ADR	GOLD	752344309	5/5/2010
1.  Elect directors; 2.  Adoption of the report of  the remuneration committee; 3.  Approve the fees payable to the directors; 4.  Re-appoint BDO as auditors; 5.  Special resolution #1: Increase of authorized share capital; 6.  Special resolution #2:  Amend paragraph 4 of the Memorandum of Association; 7.  Special resolution #3:  Amend Article 4.1 of the Article of Association.
					Company	Yes	For	For

Kinross Gold Corp.	KGC	496902404	5/5/2010	1. Elect directors; 2. Approve appointment of KPMG as auditors and authorize directors to fix remuneration.	Company	Yes	For	For

Eldorado Gold Corp.	EGO	284902103	5/5/2010
1.  Elect directors; 2.  Appoint KPMG as auditors; 3.  Authorize directors to fix the auditor's compensation; 4.  Pass an ordinary resolution to increase the maximum allowable remuneration which may be paid to the independent directors.
					Company	Yes	For	For

Lihir Gold Ltd. ADR	LIHR	532349107	5/5/2010	1. Approve financial statements; 2 & 3. Elect directors; 4 . Re-appointment of PricewaterhouseCoopers as auditors; 5. Contract for new CEO; 6. Issue of share rights for new CEO.	Company	Yes	For	For

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

Yamana Gold, Inc.	AUY	98462Y100	5/5/2010	1. Elect directors; 2. Appoint Deloitte & Touche LLP as auditors.	Company	Yes	For	For

New Gold, Inc.	NGD	644535106	5/6/2010	1. Elect directors; 2. Appoint Deloitte & Touche LLP as auditors, authorizing directors to fix remuneration.	Company	Yes	For	For

AngloGold Ashanti Ltd. ADR	AU	035128206	5/7/2010
1.  Adoption of financial statements; 2.  Appoint Ernst & Young as auditors; 3-6.  Elect directors and appointment of directors to committees;  7-9.  General authority to directors to allot and  issue ordinary shares, issue ordinary shares for cash, issue convertible bonds; 10.  Increase non-executive fees; 11.  Increase in non- directors' fees for Board Committee meetings;
12.  Amendments to the AngloGold Ashanti Ltd. share Incentive Scheme; 13.  Amendments to the  long term Incentive Plan  2005; 14.  Amendment to the Limited Bonus Share Plan 2005;  15.  Specific authority to issue shares for the  purpose of the schemes adopted by the Company from time to time; 16.  Non-binding advisory Resolution: Approval of the Company's remuneration policy; 17.  Acquisition of Company's own shares.
					Company	Yes	For	For

Red Back Mining, Inc.	RBI CN	756297107	5/10/2010
1.  Elect directors; 2.  Appoint PricewaterhouseCoopers as auditor, authorize directors to fix remuneration; 3.  Approve new Stock Option Plan; 4.  Approve certain stock option grants to insiders of the Corporation; 5.  Approve an Amendment to By-Law No. 8.05.
					Company	Yes	For	For

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

Pan American Silver Corp.	PAAS	697900108	5/10/2010
1.  Elect directors; 2.  Re-appoint Deloitte & Touche LLP as auditors; 3.  Authorize directors to fix auditor's remuneration; 4.  Approve  resolution approving the Corporation's approach to executive compensation; 5.  Approve resolution amending 2008 Stock Option Plan.
					Company	Yes	For	For

Franco-Nevada Corp.	FNV CN	351858105	5/12/2010
1.  Elect directors; 2.  Appoint PricewaterhouseCoopers as auditors, directors to fix remuneration; 3.  Approve resolution approving Corporation's share compensation plan; 4.  Approve advisory resolution on the corporation's approach to executive compensation.
					Company	Yes	For	For

Anatolia Minerals Development Ltd.	ANO CN	032900953	5/12/2010	1. Elect directors; 2. Appoint PricewaterhouseCoopers as auditors, directors to fix remuneration; 3. Resolution approving amended shareholder rights plan.	Company	Yes	For	For

Jaguar Mining, Inc.	JAG CN	47009M954	5/13/2010	1. Elect directors; Re-appoint KPMG LLP as auditors, directors to fix remuneration.	Company	Yes	For	For

Claude Resources, Inc.	CRJ CN	182873950	5/14/2010
1.  Elect directors; 2.  Appoint KPMG LLP as auditors, directors to fix remuneration;  3.  Ratification and approval of Corporation's stock option plan; 4.  Ratification and approval of employee share purchase plan.
					Company	Yes	For	For

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

IAMGOLD Corp.	IAG	450913108	5/19/2010	1. Elect directors; 2. Appoint KPMG LLP as auditors; 3. Resolved that shareholders accept the approach to executive compensation, disclosed in 2010 information circular.	Company	Yes	For	For

Centerra Gold, Inc.	CG CN	152006102	5/19/2010	1. Elect directors; 2. Appoint KPMG LLP as auditors and authorize directors to fix their remuneration.	Company	Yes	For	For

Goldcorp, Inc.	GG	380956409	5/19/2010	1. Elect directors; 2. Appoint Deloitte & Touche LLP as auditors; 3. Shareholder proposal.	Company 1 & 2 Shareholder 3	Yes	For 1 & 2 Against 3	For 1 & 2 Against 3

Silver Wheaton Corp.	SLW CN	828336958	5/20/2010	1. Elect directors; 2. Appoint Deloitte & Touche LLP as auditors and authorize directors to fix their remuneration.	Company	Yes	For	For

Aura Minerals, Inc.	ORA CN	05152Q305	5/27/2010
1.  Resolution approving increase number of directors to 9; 2.  Elect directors; 3.  Appoint PricewaterhouseCoopers as auditors, authorize directors to fix remuneration; 4.  Approve 2010 Stock Option Plan; 5.  Resolution approving the Treasury Share Unit Plan.
					Company	Yes	For	For

Sabina Silver Corp.	SBB CN	785246109	6/4/2010	1. Set number of directors at 8; 2. Elect directors; 3. Appoint KPMG LLP as auditors; 4. Approve amendments to the Company's Stock Option Plan.	Company	Yes	For	For

Sutter Gold Mining, Inc.	SGM CN	86944A105	6/8/2010
1.  Set number of directors at 5; 2.  Elect directors; 3.  Appoint Devisser Gray as auditors and directors to fix remuneration; 4.  Approve resolution for the adoptions of new form of Articles for the company; 5.  Confirm  Company's stock option plan; 6.  Transact any other business.
					Company	Yes	For	For

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting date	Describe The Matter Voted On	Proposed by Company or Security	Did Orrell Capital Vote?	How did Orrell Capital Vote?	Votes cast For or Against Mgt

SEMAFO, Inc.	SMF CN	816922108	6/16/2010	1. Elect directors; 2. Appoint PricewaterhouseCoopers as auditors; 3. Adoption of 2010 stock option plan.	Company	Yes	For	For

San Gold Corp.	SGR CN	79780P104	6/21/2010	1. Elect directors; 2. Appoint Scarrow & Donald as auditors, directors fix remuneration; 3. Approval of amended stock option plan.	Company	Yes	For	For

Great Basin Gold Ltd.	GBG	390124105	6/22/2010
1.  Elect directors; 2.  Appoint PricewaterhouseCoopers as auditors; 3.  Adopt new three year shareholder rights plan agreement; 4.  Alter existing Articles to accommodate a paperless share transfer system.
					Company	Yes	For	For

MAG Silver Corp.	MAG CN	55903Q955	6/28/2010	1. Fix board of directors at 7; 2. Elect directors; 3. Appoint KPMG as auditors, directors to fix remuneration; 4. Approve renewal of stock option plan.	Company	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
July 30, 2010